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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10379

Registrant Name: PIMCO CALIFORNIA MUNICIPAL INCOME FUND INC.

Address of Principal Executive Offices: 1345 Avenue of the Americas New York,
New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of
the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 4/30

Date of Reporting Period: 7/31

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than
60 days after the close of the first and third fiscal quarters, pursuant to rule
30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary,
Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC
20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                                               PIMCO CALIFORNIA MUNICIPAL INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
                                                            JULY 31, 2004
                                                             (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                                       CREDIT RATING
    (000)                                                                                       (MOODY'S/S&P)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

             CALIFORNIA MUNICIPAL BONDS & NOTES - 88.1%
  $1,000     Association of Bay Area Governments Fin. Auth. for Nonprofit Corps., CP,
               5.375%, 2/15/19                                                                      NR/BBB+         $1,003,530
   1,000     Association of Bay Area Governments Fin. Auth. for Nonprofit Coros., Rev.,
               5.375%, 11/15/25                                                                     NR/BBB           1,012,390
   1,385     Alvord Unified School Dist., GO, 5.375%, 8/1/29, Ser. C (FSA)                          Aaa/NR           1,453,959
   1,650     Apple Valley,  CP,  5.375%, 6/1/21                                                     NR/BBB           1,683,115
   2,000     Baldwin Park Monrovia School Facs., Grant Financing Auth.,
               5.00%, 10/1/36 (AMBAC)                                                               Aaa/AAA          1,977,760
   6,405     Campbell Union High School Dist., GO, 5.50%, 8/1/30 (FSA)                              Aaa/NR           6,703,409
   2,250     Capistrano Unified School Dist., Community Fac. Dist., Special Tax,
               5.75%, 9/1/29                                                                         NR/NR           2,251,170
   8,250     Carson Improvement Board Act 1915, Special Assessment,
               6.35%-6.375%, 9/2/23-9/2/31                                                           NR/NR           8,499,753
   5,250     Central JT Powers Health Fin. Auth., CP, 5.75%, 2/1/31.                               Baa2/BBB-         5,063,415
   4,140     Charter Oak Unified School Dist., GO, 5.00%, 7/1/28, Ser. B (FSA).                     Aaa/AAA          4,139,793
             Contra Costa Cnty. Public Fin. Auth., Tax Allocation Rev.,
     600       5.125%, 8/1/19 (Pre-refunded @ 102, 8/1/09 ) (a)                                     NR/BBB             669,930
   7,150       5.125%-5.85%, 8/1/19-8/1/33                                                          NR/BBB           7,213,105
   2,750     CSUCI Fin. Auth. Rev., 5.00%, 9/1/31, Ser. A (MBIA)                                    Aaa/AAA          2,777,637
   3,635     Cucamonga Cnty. Water Dist., CP,  5.125%, 9/1/35 (FGIC)                                Aaa/AAA          3,659,936
   1,775     Educational Fac. Auth. Rev., zero coupon, 9/1/10 (AMBAC)                               Aaa/AAA          1,418,065
  25,215     El Monte, CP, 4.75%-5.25%, 6/1/30-1/1/34 (AMBAC)                                       Aaa/AAA         25,038,371
  10,000     Foothill Eastern Corridor Agcy., Toll Road Rev.,
               zero coupon, 1/15/33-1/15/34.                                                       Baa3/BBB-         1,684,650
   4,170     Fremont Community Fac. Dist., Special Tax.,
               6.00%-6.30%, 9/1/18-9/1/31.                                                           NR/NR           4,249,520
             Golden State Tobacco Securization Corp., Tobacco Settlement Rev.,
  27,655       6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1                                           Baa3/BBB         25,068,599
     540       7.875, 6/1/42, Ser. A-3                                                             Baa3/BBB            551,767
             Health Fac. Fin. Auth. Rev.,
     500       5.00%, 3/1/33                                                                         NR/A              477,320
     890       5.00%, 7/1/18, (Pre-refunded 7/1/08 @ 101) (a)                                      Baa1/AAA            978,315
   3,110       5.00%, 7/1/18-7/1/28, Ser. A                                                        Baa1/BBB+         3,017,094
   5,315       5.125%, 7/1/18                                                                        NR/A-           5,336,207
   3,000       5.25%, 10/1/14, Ser. B                                                               A3/AAA           3,194,940
   6,250     Infrastructure & Economic Dev. Bank Rev., 5.00%, 7/1/36 (AMBAC)                        Aaa/AAA          6,229,938
  14,000     La Quinta Redev. Agcy., Tax Allocation,
               5.00%-5.125%, 9/1/21-9/2/32 (AMBAC)                                                  Aaa/AAA         14,151,340
   1,560     Lincoln Public Fin. Auth. Rev., 6.125%, 9/2/27                                          NR/NR           1,589,905
     845     Los Angeles Community Redev. Agcy., Freeway Recovery,
               5.875%-6.00%, 9/1/26-9/1/31                                                           NR/NR             800,203
   6,250     Los Angeles Cnty. Metropolitan Transportation Auth. Rev., Sales Tax Rev.,
               4.75%, 7/1/28, Ser. B,                                                               Aaa/AAA          6,016,313
   3,250     Los Angeles Unified School Dist., GO, 5.125%, 7/1/21, Ser. E (MBIA)                    Aaa/AAA          3,392,578
             Los Angeles Water & Power Rev., Ser. A-A-1,
   3,000       5.00%, 7/1/11 (MBIA)                                                                 Aaa/AAA          3,285,510
  13,000       5.25%, 7/1/21 (FSA)                                                                  Aaa/AAA         13,683,280
   1,000     Menifee Union School Dist., Special Tax, 6.40%, 9/1/31                                  NR/NR           1,020,090
   2,665     Merced Irrigation Dist. Elec. Syst. Rev., 6.50%, 9/1/22                                Baa3/NR          2,747,695
   2,750     Metropolitan Water Dist., Waterworks Rev.,  5.00%, 7/1/26, (Pre-refunded
               @ 101, 1/1/08) (a)                                                                   Aa2/AAA          3,002,257
     750     Metropolitan Water Dist., Waterworks Rev.,  5.00%, 7/1/26, Ser.A                       Aa2/AA             751,020
   5,820     Montclair Redev. Agcy., Tax Allocation, 5.30%, 10/1/30 (MBIA)                          Aaa/AAA          5,931,511
   3,730     Murrieta Valley Yuma Unified School Dist., Special Tax,
               6.30%-6.50%, 9/1/18-9/1/31                                                            NR/NR           3,838,439
   6,255     Orange Cnty. Santation Dist., CP, 5.25%, 2/1/30 (FGIC)                                 Aaa/AAA          6,362,586
   1,080     Palm Springs Community Redev. Agcy., Tax Allocation, 5.50%, 8/1/21                      NR/A-           1,110,910

                                               PIMCO CALIFORNIA MUNICIPAL INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
                                                            JULY 31, 2004
                                                       (UNAUDITED) (CONTINUED)

  PRINCIPAL
   AMOUNT                                                                                           CREDIT RATING
    (000)                                                                                           (MOODY'S/S&P)        VALUE
------------------------------------------------------------------------------------------------------------------------------------

             CALIFORNIA MUNICIPAL BONDS & NOTES (CONTINUED)
  $1,010     Pomona Unified School Dist. GO, 6.10%, 2/1/19, Ser. A (MBIA)                              Aaa/AAA        $1,205,768
   1,690     Rancho Etiwanda Public Fac., Special Tax, 6.375%, 9/1/24                                   NR/NR          1,738,368
   2,770     Rancho Mirage Redev. Agcy., Tax Allocation,
               5.50%-5.625%, 4/1/24-4/1/33                                                            Baa1/BBB+        2,806,795
   8,305     Riverside Cnty., CP, 5.125%, 11/1/30 (MBIA)                                               Aaa/AAA         8,343,784
   1,000     Riverside Cnty. Pub. Financing., Tax Allocation, 5.625%, 10/1/33, Ser. A.                Baa2/BBB-        1,001,200
   1,850     Riverside Improvement Board Act 1915, Special Assessment,
               6.15%-6.375%, 9/2/19-9/2/26                                                              NR/NR          1,891,049
     575     Roseville, Woodcreek Community Fac. Dist., Special Tax, 6.375%, 9/1/27                     NR/NR            599,621
   2,000     Sacramento Health Fac. Rev., 5.30%, 1/1/24, Ser. A                                        NR/BBB          2,011,900
   6,855     Sacramento, Granite Park Community Fac. Dist., Special Tax, 5.70%-6.15%,
               9/1/21-9/1/26                                                                            NR/NR          6,910,553
     545     San Diego Cnty., CP, 5.25%, 10/1/28                                                        A2/NR            549,164
   1,000     San Diego Cnty., Water Auth. Rev., CP, 5.00%, 5/1/32, Ser. A (MBIA)                       Aaa/AAA           995,760
   3,330     San Francisco Bay Area Rapid Transit Dist. Rev., 5.125%, 7/1/36 (AMBAC)                   Aaa/AAA         3,340,390
     720     San Francisco City & Cnty. Redev. Agcy.  Rev., Special Tax,
               6.125%, 8/1/31,                                                                          NR/NR            728,755
   5,065     San Joaquin Cnty., CP, 5.00%, 9/1/20 (MBIA).                                              Aaa/AAA         5,225,966
             San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev., Ser. A,
   5,000       zero coupon, 1/15/19                                                                   Baa3/BBB-        4,166,300
   5,000       5.50%, 1/15/28                                                                          Ba2/BB          4,547,250
     230     San Jose Improvement Board Act 1915, Special Assessment,
               5.60%, 9/2/17, Ser. 24Q                                                                  NR/NR            236,222
   5,000     San Jose Unified School Dist., Santa Clara Cnty., GO, 5.125%, 8/1/25, Ser. D (FSA)        Aaa/NR          5,098,500
  26,450     San Juan Unified School Dist., GO, zero coupon, 8/1/22-8/1/26 (FSA)                       Aaa/AAA         8,968,277
     600     Santa Ana Financing. Auth., Rev., 5.60%, 9/1/19                                           NR/BBB            615,792
   1,815     Santa Clara CP, 5.00%, 2/1/32 (AMBAC)                                                     Aaa/AAA         1,796,251
   1,435     Santa Maria JT Union High School Dist., GO,
               5.25%, 8/1/25, Ser. A (FSA)                                                             Aaa/AAA         1,484,235
             Statewide Community Dev. Auth., CP,
   8,000       5.375%, 4/1/30                                                                          NR/BBB-         7,467,600
   8,000       6.50%, 7/1/20                                                                          Baa1/BBB+        8,800,080
             Statewide Community Dev. Auth., Rev.,
  15,250       5.125%, 10/1/30, Ser. A,                                                                NR/BBB         14,440,377
   4,000       5.50%, 8/15/34, Ser. B                                                                   A2/A+          4,064,760
   3,000       5.50% 11/15/33                                                                          NR/BBB          3,006,210
   9,900       6.625%, 10/1/31-11/1/31.                                                                 NR/NR          9,854,237
   2,550       6.75%, 6/1/28 (b)                                                                        NR/NR          2,552,728
  10,800     Tobacco Securitization Auth. Rev., Ser. A,
               5.25%-5.375%, 6/1/31-6/1/41                                                            Baa3/BBB         7,922,859
   6,865     Tustin Unified School Dist., Special Tax,
               5.50%-5.625%, 9/1/22-9/1/32                                                              NR/NR          6,806,593
             University Rev.,
  12,000       5.00%, 5/15/11-5/15/36, Ser. A (AMBAC).                                                 Aaa/AAA        12,154,760
   7,000       5.125%, 9/1/3, Ser. O (FGIC).                                                           Aaa/AAA         7,071,190
   3,750     West Kern Cnty. Water Dist., CP, 5.625%, 6/1/31                                           Baa2/NR         3,750,712
                                                                                                                 ----------------
             Total California Municipal Bonds & Notes (cost-$342,260,621)                                            345,191,331
                                                                                                                 ----------------

             OTHER MUNICIPAL BONDS & NOTES - 5.6%
             ILLINOIS  - 1.4%
   5,500     Educational Facs. Auth Revs, 5.00% 7/1/33, Ser. A                                         Aa1/AA          5,433,450
                                                                                                                 ----------------
             LOUISIANA  - 0.3%
   1,750     Tobacco Settlement Finance Corp.,  5.875%, 5/15/39 Ser. 2001-B.                          Baa3/BBB         1,430,800
                                                                                                                 ----------------
             NEW JERSEY  - 1.3%
   6,210     Tobacco Settlement Finance Corp., 6.00%-6.125%, 6/1/37-6/1/42.                           Baa3/BBB         5,003,044
                                                                                                                 ----------------

                                               PIMCO CALIFORNIA MUNICIPAL INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
                                                            JULY 31, 2004
                                                       (UNAUDITED) (CONTINUED)

  PRINCIPAL
   AMOUNT                                                                                           CREDIT RATING
    (000)                                                                                           (MOODY'S/S&P)       VALUE
------------------------------------------------------------------------------------------------------------------------------------

             OTHER MUNICIPAL BONDS & NOTES (CONTINUED)
             PUERTO RICO  - 2.5%
  $3,050     Commonwealth GO, 5.50%, 7/1/12 (FSA)                                                      Aaa/AAA         $3,465,868
             Electric Power Auth. Power Rev.,
   1,250       5.125%, 7/1/29, Ser. NN                                                                  A3/A-           1,254,825
   5,000       5.25%, 7/1/29, Ser. HH (FSA)                                                            Aaa/AAA          5,142,600
                                                                                                                   ---------------
                                                                                                                        9,863,293
                                                                                                                   ---------------
             SOUTH CAROLINA  - 0.1%
     340     Tobacco Settlement Rev. Management Auth., 6.375%, 5/15/30, Ser. B                        Baa3/BBB            290,455
                                                                                                                   ---------------
             Total Other Municipal Bonds & Notes (cost-$21,894,379)                                                    22,021,042
                                                                                                                   ---------------
             CALIFORNIA VARIABLE RATE NOTES (c) (d) (e) - 2.6%
  10,003     Los Angeles Wastewater Syst. Rev., RITES,
               8.69%, 6/1/28, Ser. 318 (FGIC) (cost-$9,052,794)                                        Aaa/NR          10,001,100
                                                                                                                   ---------------
             OTHER VARIABLE RATE NOTES (c) -0.9%
             PUERTO RICO-0.9%
   3,100     Commonwealth Public Fin. Corp.,
               5.75%, 8/1/27, Ser. A (cost-$3,350,328)                                                Baa2/BBB+         3,443,945
                                                                                                                   ---------------
             CALIFORNIA SHORT-TERM VARIABLE RATE DEMAND NOTES  (c) (f) - 2.2%
   1,500     Health Facs. Financing Auth. Rev.,
               1.08%, 8/2/04, Ser. B, (AMBAC),                                                        VMIG1/A1+         1,500,000
     900     Irvine Ranch Water Dist.,
               1.04%, 8/2/04 Ser. A,                                                                  VMIG1/AA-           900,000
   1,000     Irvine Ranch Water Dist. GO,
               1.04%, 8/2/04                                                                          VMIG1/AAA         1,000,000
   3,500     Metropolitan Water Dist., Waterworks Rev.,
               1.10%, 8/2/04, Ser. C-1                                                               VMIG1/A-1+         3,500,000
   1,100     Orange Cnty. Sanitation Dist. CP.,
               1.08%, 8/2/04 (AMBAC)                                                                 VMIG1/A-1+         1,100,000
     500     Statewide Sutter Health Communities Dev. Auth. Rev., CP.,
               1.08%, 8/2/04 (AMBAC)                                                                  VMIG1/A-1           500,000
                                                                                                                   ---------------
             Total California Short-Term Variable Rate Demand Notes (cost-$8,500,000)                                   8,500,000
                                                                                                                   ---------------
             U.S. TREASURY BILLS (g) - 0.7%
   2,995       0.86%-0.96%, 9/2/04-9/16/04 (cost-$2,989,795)                                  .        AAA/AAA          2,990,136
                                                                                                                   ---------------

             Total Investments before call options written (COST-$388,047,917)-100.1%.                    100.1%      392,147,554
                                                                                                                   ---------------
 Contracts   CALL OPTIONS WRITTEN (h) - (0.1)%
-----------
             U.S. Treasury Bond Futures, Chicago Board of Trade Call,
   (170)       Strike price $108, expires 8/27/04                                                                       (215,156)
   (170)       Strike price $109, expires 8/27/04                                                                       (135,469)
   (117)       Strike price $110, expires 8/27/04                                                                       (148,078)
                                                                                                                   --------------
                  Total Call Options Written (premiums received-$270,310)                                               (498,703)
                                                                                                                   --------------
                  Total Investments, net of call options written (cost-$387,777,607)                      100.0%   $ 391,648,851
                                                                                                                   --------------

                     PIMCO CALIFORNIA MUNICIPAL INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2004
                             (UNAUDITED) (CONTINUED)

NOTES TO SCHEDULE OF INVESTEMENTS:
(a) Pre-refunded bonds are collaterlized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.
(b) Illiquid Security
(c) Variable Rate Notes -- instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates changes in a designated base rate (such as the prime interest rate).
(d) Security exempt from registration under Rule 144A of the securities Act of
    1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors.
(e) Residual Interest Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(f) Maturity date shown is date of next call.
(g) All or partial principal amount segregated as initial margin on futures contracts.
(h) Non-income producing securities

Glossary:
----------
AMBAC- insured by American Municipal Bond Assurance Corp.
CP- Certificates of Participation
FGIC- insured by insured Financial Guaranty Insurance Co.
FSA- insured by Financial Security Assurance, Inc.
GO- General Obligation Bonds
MBIA- insured by Municipal Bond Investors Assurance
NR- not rated
RITES- Residual Interest Tax Exempt Securities

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal
Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of
1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

(a) Exhibit 99. Cert. - Certification pursuant to Section 302 of the
Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal income Fund Inc.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 24, 2004

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 24, 2004

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 24, 2004